STI CLASSIC FUNDS


                                               Short-Term Bond Fund
                                          U.S. Government Securities Fund

                                      Supplement dated January 1, 2003 to the
                          Bond and Money Market Funds - Trust Shares Prospectus,
                             Bond Funds - Flex and Investor Shares Prospectus,
                                       SunTrust 401(k) Plan Prospectus, and
                           For Participants   of   SunTrust   Banks   Sponsored
                                       Retirement  Plans  Prospectus  dated
                                  October 1, 2002, and any supplements thereto


THIS  SUPPLEMENT   PROVIDES  NEW  AND  ADDITIONAL   INFORMATION   THAT  REPLACES
INFORMATION CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

o Under the heading "INVESTMENT STRATEGY" relating to the Short-Term Bond Fund, on page 25 of the Bond and Money Market Funds - Trust Shares Prospectus, page 12 of the SunTrust 401(k) Plan Prospectus, and page 28 of the For Participants of SunTrust Banks Sponsored Retirement Plans Prospectus, the second sentence has been deleted and replaced with the following:

         The Fund expects that it will normally maintain an effective maturity of 3 years or less.

o Under the heading "INVESTMENT STRATEGY" relating to the Short-Term Bond Fund, on page 24 of the Bond Funds - Flex and Investor Shares Prospectus, the first sentence has been deleted and replaced with the following:

         The Short-Term Bond Fund invests at least 80% of its net assets in a diversified portfolio of short- to medium-term investment grade U.S. Treasury, corporate debt, mortgage-baked and asset-backed securities. The Fund expects that it will normally maintain an effective maturity of 3 years or less.

o Under the heading "PORTFOLIO MANAGERS" on page 54 of the Bond and Money Market Funds - Trust Shares Prospectus, page 43 of the Bond Funds - Flex and Investor Shares Prospectus, page 19 of the SunTrust 401(k) Plan Prospectus, and page 67 of the For Participants of SunTrust Banks Sponsored Retirement Plans Prospectus, the following paragraph has been added:

         Effective January 1, 2003, the Short-Term Bond Fund will be co-managed by Mr. H. Rick Nelson and Mr. Robert W. Corner. Mr. Nelson has served as a Managing Director of Trusco since March 2002. Prior to joining Trusco, Mr. Nelson served as a Senior Vice President at Wachovia Asset Management. He has more than 21 years of investment experience. Mr. Corner has served as a Vice President of Trusco since September 1996. He has more than 15 years of investment experience.

o Under the heading "PORTFOLIO MANAGERS" on page 54 of the Bond and Money Market Funds - Trust Shares Prospectus, page 43 of the Bond Funds - Flex and Investor Shares Prospectus, and page 67 of the For Participants of SunTrust Banks Sponsored Retirement Plans Prospectus, the following paragraph has been added:

         Effective January 1, 2003, Mr. Michael G. Sebesta will manage the U.S. Government Securities Fund. Mr. Sebesta has served as a Managing Director of Trusco since May 2002. Prior to joining Trusco, Mr. Sebesta served as a Senior Vice President and a Senior Fixed Income Manager at Wachovia Asset Management. He has more than 15 years of investment experience.



                      PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.



                                                                      STI-SU-021

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC  20004




December 31, 2002
VIA EDGAR

US Securities and Exchange Commission
450 Fifth Street, NW
Judiciary Plaza
Washington, DC  20549

Re:      STI Classic Funds (File Nos. 33-045671 and 811-06557)
         FILING PURSUANT TO RULE 497(E)

Ladies and Gentlemen:

On behalf of our client, STI Classic Funds (the "Trust"), we are filing, pursuant to Rule 497(e) under the Securities Act of 1933 (the "Securities Act"), a supplement dated January 1, 2003 to the Bond and Money Market Funds -
Trust Shares, Bond Funds - Flex and Investor Shares, SunTrust 401(k) Plan, and For Participants of SunTrust Banks Sponsored Retirement Plans Prospectuses dated October 1, 2002. The supplement is being filed to reflect new information regarding "Portfolio Managers."


If you have any questions regarding these materials, please do not hesitate to contact the undersigned at (202) 739-5808 or Magda El Guindi-Rosnebaum at
(202) 739-5778.

Sincerely,

/S/ SARAH T. SWAIN
---------------------------

Sarah T. Swain
Investment Management Analyst